EXCEPTIONAL ITEMS	12 Months Ended
Dec. 31, 2025
Exceptional Items
EXCEPTIONAL ITEMS

8.	EXCEPTIONAL ITEMS

	2025	2024	2023
Restructuring (i)	(215.0)	(99.3)	(109.4)
Legal fees (ii)	-	-	(94.7)
Result on sale of subsidiary (iii)	862.0	-	-
Effects of the application of IAS 29 (hyperinflation)	(3.7)	(1.5)	(2.3)
Total	643.3	(100.8)	(206.4)

(i)	The restructuring expenses primarily relate to organizational realignments resulting from the Group’s operational improvements, resizing initiatives and digitalization efforts.

(ii)	In 2003 some holders of warrants issued by Cervejaria Brahma filed lawsuits in order to discuss the criteria used in calculating the exercise price of such warrants. In 2023, the Company obtained some final favorable decisions on the matter, which was already classified as a remote loss. The amount recorded in this line refers to the provision for legal fees related to this matter.

(iii)	As disclosed in note 1 - Corporate Information, item 1.3.3 – Sale of subsidiary.

Accounting policies

Exceptional items are those that, considering their peculiarities, in Management’s judgment need to be disclosed separately. In determining whether an event or transaction is exceptional, Management considers quantitative as well as qualitative factors such as the frequency or predictability of occurrence, and the potential impact on the variation in profit or loss. These items are disclosed in the income statement or separately disclosed in the notes to the financial statements. Transactions that may give rise to exceptional items are mainly restructuring activities, tax penalties and similar settlements, acquisitions or disposals of subsidiaries, impairment losses, and gains or losses on disposal of assets and investments.